Stockholders' Equity / (Deficit), Stock Options (Details) - Stock Options [Member]	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Grant Date of Stock Options [Abstract]
Number of shares (in shares) | shares	2,647,162
Grant date fair value (in dollars per share)	$ 4.88
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Vesting on graded basis	4 years
Compensation cost | $	$ 2,355,583
Number of Options [Roll Forward]
Unvested, beginning of period (in shares) | shares	0
Granted (in shares) | shares	2,647,162
Forfeited (in shares) | shares	(22,268)
Unvested, ending of period (in shares) | shares	2,624,894
Weighted Average Exercise Price [Abstract]
Granted (in dollars per share)	$ 9.61
Forfeited (in dollars per share)	7.40
Unvested, end of period (in dollars per share)	9.63
Weighted Average Grant Date Fair Value [Abstract]
Granted (in dollars per share)	4.88
Forfeited (in dollars per share)	4.45
Unvested as of ending of period (in dollars per share)	$ 4.88
Weighted Average Remaining Vesting Period [Abstract]
Unvested Options Outstanding, Weighted Average Remaining Vesting Period	2 years 7 months 28 days
Aggregate Intrinsic Value [Abstract]
Unvested Options Outstanding, Aggregate Intrinsic Value | $	$ 0 [1]
Closing market price per share (in dollars per share)	$ 7.01
Unrecognized compensation cost | $	$ 10,500,000
Granted on June 11, 2021 [Member]
Grant Date of Stock Options [Abstract]
Number of shares (in shares) | shares	1,959,500
Strike price (in dollars per share)	$ 10.36
Grant date fair value (in dollars per share)	$ 5.04
Fair Value of Options Granted [Abstract]
Expected volatility	50.00%
Risk-free rate	1.00%
Time to maturity	6 years 27 days
Weighted Average Grant Date Fair Value [Abstract]
Granted (in dollars per share)	$ 5.04
Granted on August 24, 2021 [Member]
Grant Date of Stock Options [Abstract]
Number of shares (in shares) | shares	230,529
Strike price (in dollars per share)	$ 7.62
Grant date fair value (in dollars per share)	$ 4.32
Fair Value of Options Granted [Abstract]
Expected volatility	60.70%
Risk-free rate	1.00%
Time to maturity	6 years 3 months
Weighted Average Grant Date Fair Value [Abstract]
Granted (in dollars per share)	$ 4.32
Granted on August 31, 2021 [Member]
Grant Date of Stock Options [Abstract]
Number of shares (in shares) | shares	457,133
Strike price (in dollars per share)	$ 7.40
Grant date fair value (in dollars per share)	$ 4.45
Fair Value of Options Granted [Abstract]
Expected volatility	65.70%
Risk-free rate	1.00%
Time to maturity	6 years 3 months
Weighted Average Grant Date Fair Value [Abstract]
Granted (in dollars per share)	$ 4.45

[1]	The aggregate intrinsic value is calculated as the difference between the closing market price of $7.01 per share of the Company’s common stock on December 31, 2021 and the exercise price, times the number of stock options where the closing stock price is greater than the exercise price that would have been received by the option holders had all option holders exercised their options on that date.